Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Alder Value Fund [Member] | ADLER VALUE FUND | ADLER VALUE FUND Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[1]	10.19%	5.32%	(11.30%)	26.49%	11.55%	16.88%
Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES
Prospectus [Line Items]
Annual Return [Percent]	[2]	22.15%	38.82%
Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES
Prospectus [Line Items]
Annual Return [Percent]	[3]	22.51%	39.13%	(47.24%)	(9.92%)
Wavelenght Fund [Member] | WAVELENGTH FUND | WAVELENGTH FUND
Prospectus [Line Items]
Annual Return [Percent]	[4]	5.22%	7.02%	(11.35%)	1.72%	8.29%	13.08%	(1.47%)	5.59%	7.82%	(4.61%)

[1]	The Fund’s year-to-date return through June 30, 2025 was 7.00%.
[2]	The Fund’s year-to-date return through June 30, 2025 was 9.42%.
[3]	The Fund’s year-to-date return through June 30, 2025 was 9.54%.
[4]	The Fund’s year-to-date return through June 30, 2025 is 4.97%.